Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Estimates include, but are not limited to, revenue recognition, allowances for doubtful accounts, recoverability of deferred tax assets and certain other of our accrued liabilities. Actual results could differ from those estimates.

Financial Instruments

Financial Instruments

The carrying value of short-term instruments, including cash and cash equivalents, accounts payable and accrued expenses approximate fair value due to the relatively short period to maturity for these instruments.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The Company utilizes a three-level valuation hierarchy for disclosures of fair value measurements, defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value.

The Company does not have any assets or liabilities that are required to be measured and recorded at fair value on a recurring basis.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following five step model:

-	Identification of the contract with a customer
This step outlines the criteria that must be met when establishing a contract with a customer to supply goods or services.
-	Identification of the performance obligations in the contract
This step describes how distinct performance obligations in the contract must be handled.
-	Determination of the transaction price
This step outlines what must be considered when establishing the transaction price, which is the amount the business expects to receive for transferring the goods and services to the customer.
-	Allocation of the transaction price to the performance obligations in the contract
This step outlines guidelines for allocating the transaction price across the contract’s separate performance obligations, and is what the customer agrees to pay for the goods and services.
-	Recognition of revenue when, or as, the Company satisfies a performance obligation
Revenue can be recognized as the business meets each performance obligation. This step specifies how that should happen.

Revenue Recognition

For annual reporting periods after December 15, 2017, the Financial Accounting Standards Board (“FASB”) made effective ASU 2014-09 “Revenue from Contracts with Customers,” to supersede previous revenue recognition guidance under current U.S. GAAP. Revenue is now recognized in accordance with FASB ASC Topic 606, Revenue Recognition. The objective of the guidance is to establish the principles that an entity shall apply to report useful information to users of financial statements about the nature, amount, timing, and uncertainty of revenue and cash flows arising from a contract with a customer. The core principle is to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Two options were made available for implementation of the standard: the full retrospective approach or modified retrospective approach. The guidance became effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, with early adoption permitted. We have adopted FASB ASC Topic 606 for our reporting period as of the year-ended December 31, 2019. As of December 31, 2021, we have had no revenue. In Q4 2022 the Company recognized its first service revenues in the amount of $10,000 related to the achievement of a contract milestone under a contract with a Pharmaceutical company. In compliance with the agreement, we have met the following milestones – receipt of data for analysis; data conversion and staging for ingestion. For the years-ended December 31, 2022 and 2021, our balance sheet reflects customer down payment received in early 2022 and late 2021 as unearned revenue in the amount of $32,000 and $10,000, respectively. This unearned revenue represents payments received from a leading rare disease non-profit organization under a contract with a single deliverable. As is more fully discussed below, we are of the opinion that none of our contracts for products contain significant financing components that require revenue adjustment under FASB ASC Topic 606.

Revenue is recognized based on the following five step model:

-	Identification of the contract with a customer This step outlines the criteria that must be met when establishing a contract with a customer to supply goods or services
-	Identification of the performance obligations in the contract This step describes how distinct performance obligations in the contract must be handled
-

Determination of the transaction price

This step outlines what must be considered when establishing the transaction price, which is the amount the business expects to receive for transferring the goods and services to the customer

-

Allocation of the transaction price to the performance obligations in the contract

This step outlines guidelines for allocating the transaction price across the contract’s separate performance obligations, and is what the customer agrees to pay for the goods and services

-

Recognition of revenue when, or as, the Company satisfies a performance obligation

Revenue can be recognized as the business meets each performance obligation. This step specifies how that should happen

Contract Services

The Company anticipates that the majority of revenues to be recognized in the near future will result from our fee for service partnership offering, designed for biopharmaceutical companies, as well as other organizations, of all sizes that have challenges analyzing data throughout the drug development process. The Company provides the customer with an analysis of large complex data sets using the Company’s proprietary Artificial Intelligence / Machine Learning platform called bfLEAP™. This platform is designed to predict targets of interest, patterns, relationships, and anomalies. The Company believes that there will be additional on-going work requested from partners therefore the service model utilizes a master services agreement with work or task orders issued for discrete analysis performed at the discovery, preclinical, or clinical stages of drug development. The Company receives a cash fee and in some instances the potential for rights to new intellectual property generated from the analysis.

Collaborative Arrangements

The Company also intends to enter collaborative arrangements with pharmaceutical companies who have drugs that have failed late Phase 2 or Phase 3 trials. These arrangements could take several forms including true partnerships where BullFrog contributes data analysis using the bfLEAP™ platform with the partner contributing the drug candidate and other resources needed to continue development towards commercialization with BullFrog receiving an equity or royalty right in the commercialized product. In other arrangements the Company may earn cash payments based on achieving certain milestones as determined under each specific arrangement.

Acquisition of Rights to Certain Drugs

In certain circumstances, we may also acquire rights to drugs that are in early-stage clinical trials, use our technology to sponsor and support a successful later stage precision medicine trial, and divest the asset. The same process may apply to the discovery of new drugs. In these instances, divestiture may be in the form of an outright sale of all rights or possibly a license to develop and commercialize enhanced development candidates. License agreements could include developmental and commercial milestones in addition to royalties.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of the Company’s stock, stock-based compensation, fair values relating to derivative liabilities, debt discounts and the valuation allowance related to deferred tax assets. Actual results may differ from these estimates.

Cash

Cash

The Company considers cash to consist of cash on hand and temporary investments having an original maturity of 90 days or less that are readily convertible into cash. As of December 31, 2022 and 2021, cash balances were $57,670 and $10,014, respectively.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company’s financial instruments that are exposed to a concentration of credit risk are cash and accounts receivable. Occasionally, the Company’s cash in interest-bearing accounts may exceed FDIC insurance limits. The financial stability of these institutions is periodically reviewed by senior management.

Accounts Receivable

Accounts Receivable

Trade receivables are carried at their estimated collectible amounts. Trade credit is generally extended on a short-term basis. Thus, trade receivables do not bear interest. Trade accounts receivable are periodically evaluated for collectability based on past credit history with customers and their current financial condition.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

Any charges to the allowance for doubtful accounts on accounts receivable are charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and the current status of accounts receivable. Accounts receivables are charged off against the allowance when collectability is determined to be permanently impaired. As of December 31, 2022 and 2021, allowance for doubtful accounts was $0.

Inventories		Inventories The Company does not have inventory and does not plan to have inventory in the near future.
Cost of Sales

Cost of Sales

Cost of sales is comprised of royalties and the cost of outsourced services provided to the Company related to customer service contracts. We recognized $800 as cost of goods sold which represents the 8% royalty on the $10,000 in service revenue in 2022.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference less any amount realized from disposition, is reflected in earnings. For financial statement purposes, property and equipment are recorded at cost and depreciated using the straight-line method over their estimated useful lives.

Advertising		Advertising The Company follows the policy of charging the costs of advertising to expense as incurred.
Income Taxes

Income Taxes

Deferred income tax assets and liabilities are determined based on the estimated future tax effects of net operating loss and credit carry forwards and temporary differences between the tax basis of assets and liabilities and their respective financial reporting amounts measured at the current enacted tax rates. The Company records an estimated valuation allowance on its deferred income tax assets if it is not more likely than not that these deferred income tax assets will be realized.

The Company recognizes a tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the condensed consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. As of December 31, 2022 and 2021, the Company has not recorded any unrecognized tax benefits.

Stock-Based Compensation

Stock-Based Compensation

Employee and non-employee share-based compensation is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the requisite service period.

Net Loss per Share

Net Loss per Share

We compute net loss per share in accordance with ASC 260, Earning per Share. We report both basic and diluted loss per share. Loss earnings per share is calculated based on the weighted average number of shares of common stock outstanding and excludes the dilutive effect of warrants, stock options or any other type of convertible securities. Considering that the Common shares of the Company were not publicly traded as of December 31, 2022, the contingently convertible notes and related dilutive shares are not included in the dilutive shares calculation upon the Initial Public Offering (IPO). Diluted loss per share is calculated based on the weighted average number of shares of common stock outstanding and the dilutive effect of stock options, warrants and other types of convertible securities are included in the calculation. Dilutive securities are excluded from the diluted earnings per share calculation because their effect is anti-dilutive. As of December 31, 2021 and December 31, 2022, 927,373 and 753,174 warrants (post reverse stock split) were not included in the calculation of net loss per share, respectively. In addition, 486,571 and 56,242 options for common shares (post reverse stock split) were not included in the calculation of net loss per share, respectively.

Impact of Recently Issued Accounting Standards

Impact of Recently Issued Accounting Standards

The Company has evaluated issued Accounting Standards Updates (“ASUs”) not yet adopted and believes the adoption of these standards will not have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This ASU requires lessees to recognize a lease liability, on a discounted basis, and a right-of-use asset for substantially all leases, as well as additional disclosures regarding leasing arrangements. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842), which provides an optional transition method of applying the new lease standard. Topic 842 can be applied using either a modified retrospective approach at the beginning of the earliest period presented, or as permitted by ASU 2018-11, at the beginning of the period in which it is adopted.

We adopted this standard using a modified retrospective approach since inception of the company. The modified retrospective approach includes a number of optional practical expedients relating to the identification and classification of leases that commenced as of the inception of the company; initial direct costs for leases that commenced as of inception of the company; and the ability to use hindsight in evaluating lessee options to extend or terminate a lease or to purchase the underlying asset.

The Company elected the package of practical expedients permitted under ASC 842 allowing it to account for its prior operating lease that commenced before the adoption date as an operating lease under the new guidance without reassessing (i) whether the contract contains a lease; (ii) the classification of the lease; or (iii) the accounting for indirect costs as defined in ASC 842.

All staff are working remotely; therefore, the Company does not currently have a lease or rent office space.

Consistent with ASC 842-20-50-4, the Company’s financial statements for the years ended December 31, 2022 and 2021, do not have a monthly rent obligation. The Company had no cash flows arising from a lease, no finance lease cost, short term lease cost, or variable lease costs. The Company does not produce any sublease income or any net gain or loss recognized from sale and leaseback transactions. As a result, the Company did not need to segregate amounts between finance and operating leases for cash paid for amounts included in the measurement of lease liabilities, segregated between operating and financing cash flows; supplemental non-cash information on lease liabilities arising from obtaining right-of-use assets; weighted-average calculations for the remaining lease term; or the weighted-average discount rate.

The adoption of this guidance resulted in no significant impact to the Company’s results of operations or cash flows.

In December 2019, the FASB issued ASU No. 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 is part of the FASB’s overall simplification initiative and seeks to simplify the accounting for income taxes by updating certain guidance and removing certain exceptions. The updated guidance is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. Early adoption is permitted. The adoption of this update did not have a material effect on the Company’s financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt - Debt with Conversion and Other Options (Subtopic 470- 20) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. This ASU (1) simplifies the accounting for convertible debt instruments and convertible preferred stock by removing the existing guidance in ASC 470-20, Debt: Debt with Conversion and Other Options, that requires entities to account for beneficial conversion features and cash conversion features in equity, separately from the host convertible debt or preferred stock; (2) revises the scope exception from derivative accounting in ASC 815-40 for freestanding financial instruments and embedded features that are both indexed to the issuer’s own stock and classified in stockholders’ equity, by removing certain criteria required for equity classification; and (3) revises the guidance in ASC 260, Earnings Per Share, to require entities to calculate diluted earnings per share (EPS) for convertible instruments by using the if-converted method. In addition, entities must presume share settlement for purposes of calculating diluted EPS when an instrument may be settled in cash or shares. For SEC filers, excluding smaller reporting companies, ASU 2020-06 is effective for fiscal years beginning after December 15, 2021 including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. For all other entities, ASU 2020-06 is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Entities should adopt the guidance as of the beginning of the fiscal year of adoption and cannot adopt the guidance in an interim reporting period. The Company elected early adoption, effective January 1, 2021. Considering that the Common shares of the Company were not publicly traded as of December 31, 2022, the convertible options are not considered to be readily convertible to cash. In addition, the beneficial conversion feature was eliminated under ASU 2020-06. Therefore, no derivative liabilities will be triggered from these convertible notes.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which updates various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. The Company adopted ASU 2020-10 as of the reporting period beginning January 1, 2021. The adoption of this update did not have a material effect on the Company’s financial statements.

The Company does not believe that any other recently issued effective pronouncements, or pronouncements issued but not yet effective, if adopted, would have a material effect on the accompanying financial statements.

COVID-19

COVID-19

In March 2020, the World Health Organization declared the global emergence of the COVID-19 pandemic. The impact of COVID-19 on the Company’s business is currently unknown. The Company will continue to monitor guidance and orders issued by federal, state, and local authorities with respect to COVID-19. As a result, the Company may take actions that alter its business operations as may be required by such guidance and orders or take other steps that the Company determines are in the best interest of its employees, customers, partners, suppliers and stockholders.

Any such alterations or modifications could cause substantial interruption to the Company’s business and could have a material adverse effect on the Company’s business, operating results, financial condition, and the trading price of the Company’s common stock, and could include temporary closures of one or more of the Company’s facilities; temporary or long-term labor shortages; temporary or long-term adverse impacts on the Company’s supply chain and distribution channels; and the potential of increased network vulnerability and risk of data loss resulting from increased use of remote access and removal of data from the Company’s facilities. In addition, COVID-19 could negatively impact capital expenditures and overall economic activity in the impacted regions or depending on the severity, globally, which could impact the demand for the Company’s products and services.

It is unknown whether and how the Company may be impacted if the COVID-19 pandemic persists for an extended period of time or if there are increases in its breadth or in its severity, including as a result of the waiver of regulatory requirements or the implementation of emergency regulations to which the Company is subject. The COVID-19 pandemic poses a risk that the Company or its employees, contractors, suppliers, and other partners may be prevented from conducting business activities for an indefinite period.

The Company may incur expenses or delays relating to such events outside of its control, which could have a material adverse impact on its business, operating results, financial condition and the trading price of its common stock.

Going Concern

Going Concern

The Company has had negative cash flows from operations and operated at a net loss since inception. In the prior year our auditors included a paragraph in their opinion regarding the substantial doubt that existed of our ability to continue as a going concern. As noted in note 14 we completed our initial public offering subsequent to year end. We believe that the funds raised and notes that were converted from debt to equity now provides enough liquidity to alleviate the substantial doubt. There can be no assurance that we will not need additional funding in the future.

Basis of Presentation

Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of Bullfrog AI Holdings, Inc. and our wholly owned subsidiaries and have been prepared in conformity with United States generally accepted accounting principles (“GAAP”) for interim financial information. All intercompany accounts and transactions have been eliminated in consolidation.

The condensed consolidated statements are unaudited and should be read in conjunction with the consolidated financial statements and related notes included in our 2022 Annual Report on Form 10-K filed with the Securities and Exchange Commission on April 25, 2023. The unaudited condensed consolidated financial statements have been prepared on a basis consistent with the audited annual consolidated financial statements included in the 10-K and, in the opinion of management, include all adjustments of a normal recurring nature necessary to fairly state our financial position, our results of operations, and cash flows.

The results for the nine months ended September 30, 2023 are not necessarily indicative of the operating results expected for the year ending December 31, 2023 or any other future period.

On February 13, 2023, we completed a 1-for-7 reverse split of our common stock. Stockholders’ equity and all references to shares and per share amounts in the accompanying unaudited condensed consolidated financial statements have been adjusted to reflect the reverse stock split for all periods presented.

Contract Services

Contract Services

The Company anticipates that the majority of revenues to be recognized in the near future will result from our fee for service partnership offering, designed for biopharmaceutical companies, as well as other organizations, of all sizes that have challenges analyzing data throughout the drug development process. The Company provides the customer with an analysis of large complex data sets using the Company’s proprietary Artificial Intelligence / Machine Learning platform called bfLEAP™. This platform is designed to predict targets of interest, patterns, relationships, and anomalies. The Company believes that there will be additional on-going work requested from partners therefore the service model utilizes a master services agreement with work or task orders issued for discrete analysis performed at the discovery, preclinical, or clinical stages of drug development. The Company receives a cash fee and in some instances the potential for rights to new intellectual property generated from the analysis. Once data analysis and the analysis report is complete, the Company delivers the analysis set to the customer and recognizes revenue at that point in time.

Significant Accounting Policies

Significant Accounting Policies

There have been no new or material changes to the significant accounting policies discussed in the Company’s audited financial statements and the notes thereto included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2022.